Business combinations - Summary of Fair Value of Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	1 Months Ended
May 24, 2011
Business Acquisition [Line Items]
Gross contractual amounts receivable	¥ 54,131
Estimate of the contractual cash flows not expected to be collected	¥ 108
Weighted-average amortization period of intangible assets	9 years